[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

April 25, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 6 to the Form N-4

Registration Statement for Modern Woodmen of America

Variable Annuity Account (File Nos. 333-63972 and 811-10429)

Commissioners:

On behalf of Modern Woodmen of America (the “Society”) and Modern Woodmen of America Variable Annuity Account (the “Account”), we have attached for filing Post-Effective Amendment No. 6 (the “Amendment”) to the Account’s registration statement on Form N-4 for certain individual flexible premium deferred variable annuity certificates (the “Certificates”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 primarily for purposes of responding to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 5 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

The following paragraphs provide the Society’s response to oral comments received from Ms. Rebecca Marquigny of the SEC staff on April 15, 2006. For the SEC staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

1.	Comment: Fee Tables (Prospectus, page 5)

Please identify the range of state premium taxes as required by Form N-4.

Response: Currently, the Society does not make a deduction for state premium taxes under the Certificates. As such, neither Item 3 nor Item 6(a) to Form N-4 requires the disclosure of the range of state premium taxes in the “Fee Tables” section of the prospectus. Moreover, disclosing the range of state premium taxes in the “Fee Tables” section of the prospectus would be potentially confusing for prospective and current Certificates Holders since no such charge is assessed under the Certificates. For these reasons, the Society respectfully declines to comply with the SEC staff comment. The Society, however, will comply with the SEC staff comment in the future if deductions are made under the Certificates for state premium taxes.

2.	Comment: Fee Tables (Prospectus, page 6)

The type in the table in footnote four to the Annual Investment Option Operating Expenses table should be reduced in size to correspond with the narrative in the footnote. Also, if feasible, please move all footnotes in the “Fee Tables” section of the prospectus to one location following the fee tables.

Response: The type in the table in footnote four to the Annual Investment Option Operating Expenses table has been reduced in size to correspond with the narrative in the footnote in response to the SEC staff comment. Unfortunately, because of space and printing limitations, the Society will be unable to move all footnotes in the “Fee Tables” section of the prospectus to one location following the fee tables.

3.	Comment: Annual Investment Option Operating Expenses Table, Footnote 2 (Prospectus, page 9)

The effect of custodial credits on underlying fund total expense information may not be disclosed in a footnote to the Annual Investment Option Operating Expenses table consistent with the position taken by the SEC staff in Comment No. 5 to the November 3, 1995 Letter addressed to Registrants issued by the SEC’s Office of Insurance Products.

Response: We respectfully disagree with the SEC staff’s interpretation of Comment No. 5 to the November 3, 1995 Letter. Specifically, Comment No. 5 provides that expenses stated in the fee table should not take into account the effect of expense offset arrangements, such as custodial credits. Comment No. 5 does not address the instant matter where expense information stated in a footnote to the fee table takes into account the effect of expense offset arrangements, including custodial credits.

We note that in a phone conversation on April 18, 2006 with Thomas Bisset of our office the SEC staff withdrew this comment.

4.	Comment: Modern Woodmen of America Variable Annuity Account (Prospectus, page 14)

The SEC staff requests the removal of the following disclosure from the prospectus on the basis that the disclosure is inconsistent with a Certificate Holder’s right to receive his or her proportionate share of Account assets.

The Account’s assets are available to cover the general liabilities of the Society only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account.

Response: We respectfully disagree with the SEC staff comment. The first sentence in the subject disclosure clearly provides that Account assets may be transferred only to the extent the assets exceed the liabilities of the Account. The Account’s liabilities encompass Certificate Holder investments in the Account and therefore any transfer of assets in excess of the liabilities of the Account to the General Account of the Society would not affect a Certificate Holder’s right to receive his or her proportionate share of Account assets. Moreover, the subject language is prescribed under state insurance law and necessary to enable the Society to deduct charges from the assets of the Account, such as the surrender charge, transfer processing fee and annual administrative charge. The Society is entitled to deduct each such charge under the Certificate and each charge is fully disclosed in the prospectus. For these reasons, the Society has declined to comply with the SEC staff comment.

5.	Comment: Allocation of Premiums (Prospectus, page 22)

Please disclose more clearly that subsequent purchase payments will be credited at the accumulated value next determined.

Response: Appropriate disclosure has been added in response to the SEC staff comment.

6.	Comment: Transfer Privilege (Prospectus, page 24)

Please disclose in the sixth bullet point under the “Transfer Privilege” section to the prospectus that a Certificate Holder’s ability to transfer among Subaccounts would be limited by the Society’s limitations on market timing transfers.

Response: Appropriate disclosure has been added in response to the SEC staff comment.

7.	Comment: Surrender (Prospectus, page 27)

Please identify the default option for the payment of surrender proceeds.

Response: The Society has added disclosure to the “Surrender” section of the prospectus that identifies a lump sum payment as the default option for the payment of surrender proceeds.

8.	Comment: Death Benefit Before the Retirement Date (Prospectus, page 30)

Please identify the default payment option where the Certificate Holder dies before the Retirement Date and the surviving Certificate Holder or new Certificate Holder is not the spouse of the deceased Certificate Holder.

Response: There is no default payment option. Instead, the Society requires the surviving Certificate Holder or new Certificate Holder, as applicable, to choose one of the two payment options listed before the Society pays the Net Accumulated Value. Disclosure to this effect has been added to the Death Benefit Before the Retirement Date section of the prospectus.

9.	Comment: Proceeds on the Retirement Date (Prospectus, pages 32 and 33)

Please disclose whether the default settlement option provides for payments on a fixed or variable basis.

Response: The default settlement option provides for payments on either a fixed and variable basis. The Certificate Holder must choose the basis upon which payments will be made before payments commence under the default settlement option. Disclosure to this effect has been added to the Proceeds on the Retirement Date section of the prospectus.

10.	Comment: Administrative Services Agreement (Statement of Additional Information, page 5)

Please confirm whether a compensation schedule to the Administrative Services Agreement between EquiTrust Life Insurance Company and the Society has been filed with the SEC along with the Agreement as an exhibit to the registration statement for the Account.

Response: A compensation schedule to the Administrative Services Agreement has been filed with the SEC along with the Agreement as an exhibit to the registration statement for the Account.

We believe that the Amendment is complete and responds to all staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at (202) 383-0158, or Thomas E. Bisset at (202) 383-0118. We greatly appreciate the staff’s efforts in assisting the Society with this filing.

Sincerely,

/s/ Stephen E. Roth

Stephen E. Roth

Attachment

cc:	Rebecca Marquigny Shea Doyle Kristi Rojohn Thomas Bisset